UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(address of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------


 			   INVESTMENT COMPANY REPORT


VISKASE COMPANIES, INC
Security        92831R201          Meeting Type       Annual
Ticker Symbol   VKSC               Meeting Date       17-Oct-2017
ISIN            US92831R2013	   Agenda             943686570 - Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    DIRECTOR             			                 Management
        1   DENISE BARTON                          			     For       For
        2   THOMAS D. DAVIS                          			     For       For
	3   JONATHAN FRATES                          			     For       For
	4   MICHAEL NEVIN                          			     For       For
	5   PETER RECK                          			     For       For
	6   PETER K. SHEA                          			     For       For
2.    AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF       Management  For       For
      INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES
      OF COMMON STOCK




                           INVESTMENT COMPANY REPORT

GETLINK S.E.
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  18-Apr-2018
ISIN           FR0010533075  Agenda        709124692 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------

CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 885573                              Non-Voting
      ON RECEIPT OF UPDATED AGENDA WITH 28 RESOLUTIONS.  ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU
      WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  IN CASE AMENDMENTS OR NEW RESOLUTIONS ARE PRESENTED DURING THE                          Non-Voting
      MEETING, YOUR VOTE WILL DEFAULT TO 'ABSTAIN'. SHARES CAN
      ALTERNATIVELY BE PASSED TO THE CHAIRMAN OR A NAMED THIRD PARTY
      TO VOTE ON ANY SUCH ITEM RAISED.  sHOULD YOU WISH TO PASS CONTROL
      OF YOUR SHARES IN THIS WAY, PLEASE CONTACT YOUR BROADRIDGE CLIENT
      SERVICE REPRESENTATIVE. THANK YOU.
CMMT  10 APR 2018: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                              Non-Voting
      INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL
      LINK: https://WWW.journal-officiel.gouv.fr/publications/balo/pdf/2018/0306/
      201803261-800777.pdf AND PLEASE NOTE THAT THIS IS A REVISION DUE TO A CHANGE
      IN NUMBERING OF 17 AND 18.
      IF YOU HAVE ALREADY SENT IN YOUR VOTES FOR MID:885573 PLEASE DO NOT VOTE
      AGAIN UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1   REVIEW AND APPROVAL OF THE CORPORATE FINANCIAL STATEMENTS FOR THE FINANCIAL             Management For      For
      YEAR ENDED 31 DECEMBER 2017
O.2   ALLOCATION OF INCOME FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2017                      Management For      For
O.3   REVIEW AND APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FINANCIAL          Management For      For
      YEAR ENDED 31 DECEMBER 2017
O.4   STATUTORY AUDITORS' SPECIAL REPORT ON THE PURSUIT OF A REGULATED AGREEMENT              Management For      For
      DURING THE FINANCIAL YEAR
O.5   AUTHORIZATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO ALLOW THE COMPANY      Management For      For
      TO REPURCHASE AND TRADE IN ITS OWN SHARES
O.6   RENEWAL OF THE TERM OF OFFICE OF MR. JACQUES GOUNON AS DIRECTOR                         Management For      For
O.7   RATIFICATION OF THE CO-OPTATION OF MR. BERTRAND BADRE AS DIRECTOR 		      Management For      For
O.8   RENEWAL OF THE TERM OF OFFICE OF MR. BERTRAND BADRE AS DIRECTOR		              Management For      For
O.9   RENEWAL OF THE TERM OF OFFICE OF MRS. CORINNE BACH AS A DIRECTOR                        Management For      For
O.10  RENEWAL OF THE TERM OF OFFICE OF MRS. PATRICIA HEWITT AS DIRECTOR                       Management For      For
O.11  RENEWAL OF THE TERM OF OFFICE OF MR. PHILIPPE VASSEUR AS DIRECTOR                       Management For      For
O.12  RENEWAL OF THE TERM OF OFFICE OF MR. TIM YEO AS DIRECTOR                                Management For      For
O.13  APPOINTMENT OF MR. GIOVANNI CASTELLUCCI AS DIRECTOR                                     Management For      For
O.14  APPOINTMENT OF MRS. ELISABETTA DE BERNARDI DI VALSERRA AS DIRECTOR                      Management For      For
O.15  APPROVAL OF THE COMPENSATION PAID OR AWARDED FOR THE FINANCIAL YEAR ENDED 31            Management For      For
      DECEMBER 2017 TO MR. JACQUES GOUNON CHAIRMAN AND CHIEF EXECUTIVE OFFICER
O.16  APPROVAL OF THE COMPENSATION PAID OR AWARDED FOR THE FINANCIAL YEAR ENDED 31            Management For      For
      DECEMBER 2017 TO MR. FRANCOIS GAUTHEY, DEPUTY CHIEF EXECUTIVE OFFICER
E.17  APPROVAL OF THE COMPENSATION POLICY APPLICABLE TO THE CHAIRMAN AND CHIEF                Management For      For
      EXECUTIVE OFFICER
E.18  APPROVAL OF THE COMPENSATION POLICY APPLICABLE TO THE DEPUTY CHIEF EXECUTIVE OFFICER    Management For      For
E.19  DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS, TO PROCEED     Management For      For
      WITH A COLLECTIVE ALLOCATION OF FREE SHARES TO ALL NON-EXECUTIVE EMPLOYEES OF THE
      COMPANY AND COMPANIES DIRECTLY RELATED TO IT OR INDIRECTLY WITHIN THE MEANING
      OF ARTICLE L.225-197-2 OF THE FRENCH COMMERCIAL CODE
E.20  LONG-TERM INCENTIVE PROGRAM FOR SENIOR EXECUTIVES AND EXECUTIVE CORPORATE OFFICERS:     Management For      For
      CREATION OF PREFERRED SHARES CONVERTIBLE INTO COMMON SHARES AFTER A PERIOD OF THREE
      YEARS, UNDER PERFORMANCE CONDITIONS
E.21  DELEGATION OF AUTHORITY GRANTED FOR 12 MONTHS TO THE BOARD OF DIRECTORS TO ALLOCATE     Management For      For
      FREE SHARES PREFERABLY TO CERTAIN EXECUTIVE CORPORATE OFFICERS OF THE COMPANY AND
      EMPLOYEES OF THE COMPANY AND ITS SUBSIDIARIES RESULTING IN A WAIVER OF THE
      SHAREHOLDERS' PRE-EMPTIVE SUBSCRIPTION RIGHT
E.22  AUTHOIZATION GRANTED FOR 18 MONTHS TO THE BOARD OF DIRECTORS TO REDUCE THE CAPITAL      Management For      For
      BY CANCELLING SHARES
E.23  DELEGATION OF AUTHORITY GRANTED FOR 26 MONTHS TO THE BOARD OF DIRECTORS TO INCREASE     Management For      For
      THE SHARE CAPITAL WITH CANCELLATION OF THE SHAREHOLDERS' PRE-EMPTIVE SUBSCRIPTION
      RIGHT BY ISSUING COMMON SHARES OR TRANSFERRABLE SECURITIES GRANTING ACCESS TO THE
      SHARE CAPITAL OF THE COMPANY RESERVED FOR EMPLOYEES WHO ARE MEMBERS OF A COMPANY
      SAVINGS PLAN
E.24  AMENDMENT TO ARTICLES 15, 16, AND 17 OF THE COMPANY'S BY-LAWS TO DETERMINE THE          Management For      For
      TERMS OF APPOINTMENT OF THE DIRECTOR REPRESENTING EMPLOYEES
E.25  AMENDMENT TO ARTICLE 15 OF THE BY-LAWS OF THE COMPANY TO INCREASE THE NUMBER OF         Management For      For
      DIRECTORS
E.26  AMENDMENT TO ARTICLE 23 OF THE COMPANY'S BY-LAWS TO AMEND THE AGE LIMIT OF THE CHIEF    Management For      For
      EXECUTIVE OFFICER OR DEPUTY CHIEF EXECUTIVE OFFICER
E.27  AMENDMENT TO ARTICLE 3 OF THE COMPANY'S BY-LAWS TO CHANGE THE CORPORATE NAME TO         Management For      For
      GETLINK SE
E.28  POWERS                                                                                  Management For      For


 			   INVESTMENT COMPANY REPORT

STONE ENERGY CORPORATION
Security       861642403       Meeting Type  CONSENT
Ticker Symbol  SGY             Meeting Date  05-MAY-2018
ISIN           US8616424037    Agenda        934786635 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    ADOPTION OF THE TRANSACTION AGREEMENT DATED AS OF NOVEMBER  Management For       For
      21, 2017 AMONG STONE ENERGY, NEW TALOS, SAILFISH MERGER SUB
      CORPORATION ("MERGER sUB"), AN INDIRECT, WHOLLY OWNED
      SUBSIDIARY OF STONE ENERGY, TALOS ENERGY LLC ("TALOS
      ENERGY") AND TALOS PRODUCTION LLC ("TALOS PRODUCTION")
      ("TRANSACTION AGREEMENT"), AND THEREBY APPROVAL AND ADOPTION
      OF THE TRANSACTIONS CONTEMPLATED BY THE TRANSACTION
      AGREEMENT (THE "TRANSACTIONS")
2.    APPROVAL, ON A NON-BINDING, ADVISORY BASIS, OF THE          Management For       For
      COMPENSATION THAT WILL OR MAY BECOME PAYABLE TO STONE
      ENERGY'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE
      TRANSACTIONS.
3.    ADOPTION OF THE TALOS ENERGY, INC. LONG TERM INCENTIVE PLAN Management For       For


			INVESTMENT COMPANY REPORT

SILVERBOW RESOURCES, INC.
Security       82836G102       Meeting Type  Annual
Ticker Symbol  SBOW            Meeting Date  15-May-2018
ISIN           US82836G1022    Agenda        934762572 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   GABRIEL L. ELLISOR                                               For       For
        2   CHARLES W. WAMPLER                                               For       For
2.    THE RATIFICATION OF THE SELECTION OF BDO USA, LLP AS        Management For       For
      SILVERBOW RESOURCES' INDEPENDENT AUDITOR FOR THE FISCAL
      YEAR ENDING DECEMBER 31, 2018
3.    THE APPROVAL, ON THE ADVISORY BASIS, OF THE COMPENSATION    Management For       For
      OF SILVERBOW RESOURCES' NAMED EXECUTIVE OFFICERS AS
      PRESENTED IN THIS PROXY STATEMENT



			   INVESTMENT COMPANY REPORT

ENERGY XXI GULF COAST
Security       29276K101       Meeting Type  ANNUAL
Ticker Symbol  EGC             Meeting Date  17-MAY-2018
ISIN           US29276K1016    Agenda        9934794240 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   MICHAEL S. BAHORICH                                              For       For
        2   DOUGLAS E. BROOKS                                                For       For
        3   GABRIEL L. ELLISOR                                               For       For
        4   GARY C. HANNA                                                    For       For
        5   STANFORD SPRINGEL                                                For       For
        6   CHARLES W. WAMPLER 						     For       For
2.    TO APPROVE THE COMPANY'S 2018 LONG TERM INCENTIVE PLAN     Management  For       For
3.    TO APPROVE, IN A NON-BINDING ADVISORY VOTE,THE             Management  For       For
      COMPENSATION PROVIDED TO THE NAMED EXECUTIVE OFFICERS
      AS DESCRIBED IN THE PROXY STATEMENT
4.    TO APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR     Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
      YEAR 2018





                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  ANNUAL
Ticker Symbol  NL              Meeting Date  17-MAY-2018
ISIN           US6291564077    Agenda        934762053 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   KEITH R. COOGAN                                                  For       For
        2   LORETTA J. FEEHAN                                                For       For
        3   ROBERT D. GRAHAM                                                 For       For
        4   JOHN E. HARPER                                                   For       For
        5   MEREDITH W. MENDES						     For       For
	5   CECIL H. MOORE, JR.                                              For       For
        6   THOMAS P. STAFFORD                                               For       For
2.    NONBINDING ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION   Management For       For




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 29, 2018
   * Print the name and title of each signing officer under his or her signature By the Commission